Offerings - Offering: 1	Feb. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 423,272,910.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,453.99
Offering Note	(1) Title of each class of securities to which transaction applies: Nathan's Famous, Inc. common stock, par value $0.01 per share ("Nathan's common stock"). (2) As of the close of business on February 27, 2026, the maximum number of shares of Nathan's common stock and other equity interests to which this transaction applies is estimated to be based on: (a) 4,094,405 issued and outstanding shares of Nathan's common stock (the "Outstanding Share Number"); (b) 20,000 shares of Nathan's common stock subject to outstanding restricted stock units (the "RSU Share Number"); and (c) 130,000 shares of Nathan's common stock subject to issuance upon exercise of stock options outstanding as of February 27, 2026, all of which have a per-share exercise price less than $102.00 (the "Company Stock Options"). (3) Pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of February 27, 2026, as the sum of: (a) the Outstanding Share Number multiplied by the merger consideration of $102.00 per share of Nathan's common stock (the "Per Share Merger Consideration"); (b) the Per Share Merger Consideration multiplied by the RSU Share Number; and (c) the Company Stock Options multiplied by $27.72 (which is equal to the excess of the Per Share Merger Consideration over $74.28 which is the per share weighted average exercise price of the Company Stock Options). (4) In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.